Expense Example	Dec. 31, 2025 USD ($)
Kennedy Capital ESG SMID Cap Fund | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 109
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	704
Expense Example, with Redemption, 10 Years	1,579
Kennedy Capital ESG SMID Cap Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	570
Expense Example, with Redemption, 10 Years	1,294
KENNEDY CAPITAL SMALL CAP GROWTH FUND | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	5,710
Expense Example, with Redemption, 5 Years	8,134
Expense Example, with Redemption, 10 Years	9,759
KENNEDY CAPITAL SMALL CAP GROWTH FUND | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	5,679
Expense Example, with Redemption, 5 Years	8,119
Expense Example, with Redemption, 10 Years	9,772
KENNEDY CAPITAL SMALL CAP VALUE FUND | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	466
Expense Example, with Redemption, 5 Years	840
Expense Example, with Redemption, 10 Years	1,892
KENNEDY CAPITAL SMALL CAP VALUE FUND | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	389
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	$ 1,615